CASH FLOWS - Schedule of Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reversal of other non-cash movements:
Exchange rate adjustments	$ 100	$ (300)	$ (700)
Share-based payments	22,500	2,200	2,300
Fair value adjustments on derivative financial instruments	(1,500)	600	(200)
Reversal of provisions adjustments	(6,500)	(6,300)	0
Other adjustments	(100)	100	0
Total	14,557	(3,691)	1,350
Change in inventories, receivables, and payables:
Change in inventories	1,200	(21,800)	(26,900)
Change in receivables	(45,200)	158,100	37,500
Change in prepayments	(1,800)	(5,700)	(3,500)
Change in trade payables and other liabilities	(3,200)	(4,700)	(19,400)
Total	$ 47,817	$ (180,915)	$ (48,489)